Capital Stock and Other Related Accounts - Summary of Issued, Paid-in and Registered Capital (Detail) - shares shares in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of capital stock and other capital related accounts [abstract]
Common stock with a face value of $ 0.10 per share and entitled to 1 vote each, fully paid-in (in thousands)	596,026	596,026